united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number  811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Bancreek International Large Cap ETF

(BCIL) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Bancreek International Large Cap ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://bancreeketfs.com/investor-materials. You can also request this information by contacting us at 883-442-3223.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek International Large Cap ETF	$83	0.80%

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through its data-driven investing framework focused on identifying securities it believes exhibits characteristics of structurally advantaged business models outside of the United States. For the fiscal year ended November 30, 2025, the Fund generated a total return of 6.64% at net asset value (“NAV”). This performance was primarily driven by continued strong underlying fundamentals of securities within the Fund. Significant contributions came from exposure to international industrial companies benefiting from ongoing infrastructure investments and idiosyncratic business model strengths. These were partially offset by headwinds within professional services and application software businesses.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Bancreek International Large Cap ETF - NAV
MSCI WORLD ex USA Index
$15,000
$10,000
$5,000
$0
$12,841
$11,309
03/20/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25

	Bancreek International Large Cap ETF - NAV	MSCI WORLD ex USA Index
03/20/24	$10,000	$10,000
05/31/24	$10,116	$10,225
08/31/24	$11,062	$10,717
11/30/24	$10,605	$10,308
02/28/25	$10,788	$10,715
05/31/25	$12,100	$11,663
08/31/25	$12,059	$12,311
11/30/25	$11,309	$12,841

Average Annual Total Returns

	1 Year	Since Inception (March 20, 2024)
Bancreek International Large Cap ETF - NAV	6.64%	7.51%
MSCI WORLD ex USA Index	24.58%	15.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$73,347,684
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$242,955
Portfolio Turnover Rate	280%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Utilities	2.9%
Health Care	3.0%
Materials	6.2%
Financials	6.6%
Technology	12.5%
Communications	13.4%
Industrials	16.2%
Consumer Staples	18.2%
Consumer Discretionary	20.5%

Top 10 Holdings (% of net assets)

Imperial Brands plc	4.3%
Deutsche Telekom A.G.	4.2%
Stantec, Inc.	4.2%
Dollarama, Inc.	4.2%
Loblaw Companies Ltd.	4.2%
Industria de Diseno Textil S.A.	4.1%
JB Hi-Fi Ltd.	4.0%
Sankyo Company Ltd.	4.0%
Constellation Software, Inc.	3.9%
3i Group PLC	3.8%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Bancreek International Large Cap ETF (BCIL) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://bancreeketfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-BCIL

Bancreek U.S. Large Cap ETF

(BCUS) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Bancreek U.S. Large Cap ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://bancreeketfs.com/investor-materials. You can also request this information by contacting us at 833-442-3223.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancreek U.S. Large Cap ETF	$70	0.70%

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through its data-driven investing framework focused on identifying securities it believes exhibits characteristics of structurally advantaged business models. For the fiscal year ended November 30, 2025, the Fund generated a total return of 0.55% at net asset value (“NAV”). Performance was primarily driven by continued strong underlying fundamentals of securities within the Fund. Significant contributions came from industrial companies benefiting from ongoing infrastructure investments. These were partially offset by headwinds within professional services and application software businesses.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Bancreek U.S. Large Cap ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$14,956
$13,242
12/20/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25

	Bancreek U.S. Large Cap ETF - NAV	S&P 500® Index
12/20/23	$10,000	$10,000
02/29/24	$11,189	$10,877
05/31/24	$11,368	$11,302
08/31/24	$12,305	$12,137
11/30/24	$13,169	$13,005
02/28/25	$12,367	$12,879
05/31/25	$12,669	$12,830
08/31/25	$13,058	$14,065
11/30/25	$13,242	$14,956

Average Annual Total Returns

	1 Year	Since Inception (December 20, 2023)
Bancreek U.S. Large Cap ETF - NAV	0.55%	15.51%
S&P 500® Index	15.00%	22.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,610,001
Number of Portfolio Holdings	30
Total Advisory Fee Paid	$632,334
Portfolio Turnover Rate	227%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	3.0%
Materials	5.9%
Financials	8.9%
Health Care	9.8%
Consumer Discretionary	13.0%
Technology	22.1%
Industrials	36.9%

Top 10 Holdings (% of net assets)

Amphenol Corporation, Class A	4.0%
Cintas Corporation	4.0%
Boston Scientific Corporation	4.0%
Parker-Hannifin Corporation	4.0%
Trane Technologies PLC	4.0%
TransDigm Group, Inc.	4.0%
O'Reilly Automotive, Inc.	4.0%
WW Grainger, Inc.	4.0%
Mueller Industries, Inc.	3.9%
Motorola Solutions, Inc.	3.9%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Bancreek U.S. Large Cap ETF (BCUS) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://bancreeketfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-BCUS

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2)	The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$30,500
2024	$29,900

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$7,000
2024	$7,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)       All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2025, and 2024, respectively.

(e)(1)     The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)      There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)       All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2025, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)         Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST Bancreek International Large Cap ETF (BCIL) Bancreek U.S. Large Cap ETF (BCUS) Annual Financial Statements and Other Information November 30, 2025

Exchange Listed Funds Trust TABLE OF CONTENTS November 30, 2025

Financial Statements (Form N-CSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   833-442-3223

•   https://bancreeketfs.com/investor-materials

i

BANCREEK INTERNATIONAL LARGE CAP ETF SCHEDULE OF INVESTMENTS November 30, 2025
	Shares	Fair Value
Common Stocks — 99.5%
Australia — 7.1%
Communications — 3.1%
carsales.com Ltd.	99,517	$2,269,196
Consumer Discretionary — 4.0%
JB Hi-Fi Ltd.	45,972	2,959,964
Total Australia		5,229,160

Belgium — 2.7%
Consumer Staples — 2.7%
Lotus Bakeries N.V.	217	1,949,237
Total Belgium		1,949,237

Canada — 19.2%
Consumer Staples — 8.4%
Dollarama, Inc.	21,514	3,085,775
Loblaw Companies Ltd.	69,220	3,078,541
		6,164,316
Financials — 2.7%
Fairfax Financial Holdings Ltd.	1,154	1,991,969
Industrials — 4.2%
Stantec, Inc.	32,088	3,093,366
Technology — 3.9%
Constellation Software, Inc.	1,192	2,892,035
Total Canada		14,141,686

Germany — 13.4%
Communications — 7.3%
Deutsche Telekom A.G.	96,608	3,112,409
Freenet A.G.	67,697	2,240,696
		5,353,105
Materials — 3.1%
Heidelberg Materials A.G.	8,974	2,304,791
Technology — 3.0%
SAP S.E.	8,983	2,174,181
Total Germany		9,832,077

Japan — 18.3%
Consumer Discretionary — 9.7%
Asics Corporation	89,600	2,147,988
Sankyo Company Ltd.	170,800	2,957,396
Sanrio Company Ltd.	55,700	1,993,135
		7,098,519
Consumer Staples — 2.9%
Ajinomoto Company, Inc.	92,200	2,140,600
Industrials — 3.0%
Dexerials Corporation	114,800	2,197,054
Technology — 2.7%
BayCurrent, Inc.	44,900	1,967,198
Total Japan		13,403,371
	Shares	Fair Value
Netherlands — 3.0%
Communications — 3.0%
Koninklijke KPN N.V.	472,164	$2,159,002
Total Netherlands		2,159,002

Singapore — 2.9%
Utilities — 2.9%
Sembcorp Industries Ltd.	453,306	2,145,516
Total Singapore		2,145,516

Spain — 4.1%
Consumer Discretionary — 4.1%
Industria de Diseno Textil S.A.	53,080	2,972,298
Total Spain		2,972,298

Switzerland — 9.1%
Health Care — 3.0%
Novartis A.G.	16,821	2,188,752
Industrials — 3.0%
ABB Ltd.	31,073	2,233,680
Materials — 3.1%
Holcim A.G.	23,977	2,246,155
Total Switzerland		6,668,587

United Kingdom — 19.7%
Consumer Discretionary — 2.7%
Games Workshop Group plc	7,874	2,025,047
Consumer Staples — 4.2%
Imperial Brands plc	73,370	3,118,653
Financials — 3.9%
3i Group PLC	67,389	2,819,781
Industrials — 6.0%
BAE Systems plc	99,004	2,165,122
Diploma plc	30,344	2,197,238
		4,362,360
Technology — 2.9%
RELX PLC	53,258	2,138,873
Total United Kingdom		14,464,714
Total Common Stocks (Cost $74,538,523)		72,965,648
Total Investments — 99.5% (Cost $74,538,523)		72,965,648
Other Assets in Excess of Liabilities — 0.5%		382,036
Total Net Assets — 100.0%		$73,347,684
AB	-	Aktiebolag
A.G.	-	Aktiengesellschaft
LTD	-	Limited Company
N.V.	-	Naamioze Vennootschap
PLC	-	Public Limited Company
S.A.	-	Société Anonyme

See accompanying Notes to Financial Statements.

BANCREEK INTERNATIONAL LARGE CAP ETF SUMMARY OF INVESTMENTS November 30, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	20.5%
Consumer Staples	18.2%
Industrials	16.2%
Communications	13.4%
Technology	12.5%
Financials	6.6%
Materials	6.2%
Health Care	3.0%
Utilities	2.9%
Total Common Stocks	99.5%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%
Diversification of Assets	Percent of Total Net Assets
Country
United Kingdom	19.7%
Canada	19.2%
Japan	18.3%
Germany	13.4%
Switzerland	9.1%
Australia	7.1%
Spain	4.1%
Netherlands	3.0%
Singapore	2.9%
Belgium	2.7%
Total Common Stocks	99.5%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

BANCREEK U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS November 30, 2025
	Shares	Fair Value
Common Stocks — 99.6%
Consumer Discretionary — 13.0%
Ferrari N.V.	7,404	$2,901,628
Hilton Worldwide Holdings, Inc.	10,179	2,901,320
O’Reilly Automotive, Inc.(a)	37,766	3,840,802
TJX Companies, Inc. (The)	19,001	2,886,632
		12,530,382
Consumer Staples — 3.0%
Philip Morris International, Inc.	18,442	2,904,246

Financials — 8.9%
Arch Capital Group Ltd.(a)	30,419	2,856,952
Cboe Global Markets, Inc.	11,170	2,883,759
Houlihan Lokey, Inc.	16,410	2,878,314
		8,619,025
Health Care — 9.8%
AbbVie, Inc.	12,214	2,781,128
Boston Scientific Corporation(a)	38,017	3,861,766
Stryker Corporation	7,587	2,816,143
		9,459,037
Industrials — 36.9%*
Amphenol Corporation, Class A	27,560	3,883,205
Cintas Corporation	20,777	3,864,937
Hubbell, Inc.	6,677	2,880,658
Mueller Industries, Inc.	34,585	3,799,854
Parker-Hannifin Corporation	4,468	3,850,076
Republic Services, Inc.	13,165	2,857,595
Trane Technologies PLC	9,131	3,848,534
TransDigm Group, Inc.	2,824	3,841,120
Westinghouse Air Brake Technologies Corporation	14,117	2,944,100
WW Grainger, Inc.	4,035	3,827,722
		35,597,801
	Shares	Fair Value
Materials — 5.9%
Linde PLC	6,928	$2,842,697
Reliance, Inc.	10,393	2,902,973
		5,745,670
Technology — 22.1%
Apple, Inc.	10,130	2,824,751
Broadcom, Inc.	7,437	2,996,814
Mastercard, Inc., Class A	5,208	2,867,160
Microsoft Corporation	6,037	2,970,264
Motorola Solutions, Inc.	10,184	3,764,820
Oracle Corporation	15,111	3,051,667
Visa, Inc., Class A	8,601	2,876,519
		21,351,995
Total Common Stocks (Cost $89,030,869)		96,208,156
Total Investments — 99.6% (Cost $89,030,869)		96,208,156
Other Assets in Excess of Liabilities — 0.4%		401,845
Total Net Assets — 100.0%		$96,610,001
LTD	-	Limited Company
N.V.	-	Naamioze Vennootschap
PLC	-	Public Limited Company

____________

(a)    Non-income producing security.

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

BANCREEK U.S. LARGE CAP ETF SUMMARY OF INVESTMENTS November 30, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	36.9%
Technology	22.1%
Consumer Discretionary	13.0%
Health Care	9.8%
Financials	8.9%
Materials	5.9%
Consumer Staples	3.0%
Total Common Stocks	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES November 30, 2025
	Bancreek International Large Cap ETF	Bancreek U.S. Large Cap ETF
Assets
Investments, at value	$72,965,648	$96,208,156
Foreign currency (Cost – $2,605 and $0, respectively)	2,605	—
Cash	293,335	378,911
Dividend and interest receivable	115,688	77,783
Tax reclaims receivable	18,083	—
Total Assets	73,395,359	96,664,850

Liabilities
Advisory fee payable	47,675	54,849
Total Liabilities	47,675	54,849
Net Assets	$73,347,684	$96,610,001

Net Assets consist of:
Paid-in capital	$78,029,361	$101,301,462
Accumulated deficit	(4,681,677)	(4,691,461)
Net Assets	$73,347,684	$96,610,001

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,640,000	2,970,000
Net Asset Value, Offering and Redemption Price Per Share	$27.78	$32.53
Investments, at cost	$74,538,523	$89,030,869

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Year Ended November 30, 2025
	Bancreek International Large Cap ETF	Bancreek U.S. Large Cap ETF
Investment Income
Dividend income	$584,215	$1,093,640
Less foreign taxes withheld	(62,348)	—
Interest income	445	9,151
Total Investment Income	522,312	1,102,791

Expenses
Advisory fees	273,325	722,667
Total Expenses	273,325	722,667
Waiver	(30,370)	(90,333)
Net Expenses	242,955	632,334
Net Investment Income (Loss)	279,357	470,457

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(2,862,256)	(11,002,440)
In-kind redemptions	1,299,570	6,052,735
Foreign currency transactions	(56,237)	—
	(1,618,923)	(4,949,705)
Net Change in Unrealized Gain (Loss) on:
Investments	(1,978,355)	1,860,576
Foreign currency translations	(1,724)	—
	(1,980,079)	1,860,576
Net Realized and Unrealized Gain (Loss) on Investments	(3,599,002)	(3,089,129)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(3,319,645)	$(2,618,672)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Bancreek International Large Cap ETF		Bancreek U.S. Large Cap ETF
	Year Ended November 30, 2025	Period Ended November 30, 2024(a)	Year Ended November 30, 2025	Period Ended November 30, 2024(b)
Operations
Net investment income (loss)	$279,357	$36,530	$470,457	$101,011
Net realized gain (loss) on investments	(1,618,923)	(204,518)	(4,949,705)	5,718,655
Net change in unrealized gain (loss) on investments	(1,980,079)	405,523	1,860,576	5,316,711
Net Increase (Decrease) in Net Assets Resulting From Operations	(3,319,645)	237,535	(2,618,672)	11,136,377

Distributions to Shareholders
Distribution	(230,941)	(13,653)	(391,771)	(88,549)
Return of capital	(42,813)	—	(29,506)	—
Total Distributions to Shareholders	(273,754)	(13,653)	(421,277)	(88,549)

Capital Share Transactions
Proceeds from shares sold	84,898,959	30,665,024	124,676,588	138,221,152
Cost of shares redeemed	(36,181,507)	(2,665,275)	(104,311,305)	(69,984,313)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	48,717,452	27,999,749	20,365,283	68,236,839
Net Increase (Decrease) in Net Assets	45,124,053	28,223,631	17,325,334	79,284,667

Net Assets
Beginning of year	$28,223,631	$—	$79,284,667	$—
End of year	$73,347,684	$28,223,631	$96,610,001	$79,284,667

Change in Share Transactions
Shares sold	2,940,000	1,170,000	4,040,000	4,730,000
Shares redeemed	(1,370,000)	(100,000)	(3,510,000)	(2,290,000)
Net Increase (Decrease) in Shares Outstanding	1,570,000	1,070,000	530,000	2,440,000

(a)    For the period March 20, 2024 (commencement of operations) to November 30, 2024.

(b)    For the period December 20, 2023 (commencement of operations) to November 30, 2024.

See accompanying Notes to Financial Statements.

BANCREEK INTERNATIONAL LARGE CAP ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Year Ended November 30, 2025	Period Ended November 30, 2024(a)
Net asset value, beginning of period	$26.38	$25.03

Investment operations:
Net investment income (loss)(b)	0.26	0.24
Net realized and unrealized gain (loss) on investments	1.50(c)	1.27
Total from investment operations	1.76	1.51

Distributions to shareholders from:
Net investment income	(0.32)	(0.16)
Return of capital	(0.04)	—
Total distributions	(0.36)	(0.16)

Net asset value, end of period	$27.78	$26.38

Net Asset Value, Total Return	6.64%	6.05%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$73,348	$28,224
Ratios to Average Net Assets:
Expenses before fee waiver	0.90%	0.90%(e)
Expenses after fee waiver	0.80%	0.80%(e)
Net investment income (loss)	0.92%	1.31%(e)
Portfolio turnover rate(f)	280%	326%(d)

(a)    For the period March 20, 2024 (commencement of operations) to November 30, 2024.

(b)    Per share amounts calculated using average shares method.

(c)     Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(d)    Not Annualized for periods less than one year.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

BANCREEK U.S. LARGE CAP ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Year Ended November 30, 2025	Period Ended November 30, 2024(a)
Net asset value, beginning of period	$32.49	$24.72

Investment operations:
Net investment income (loss)(b)	0.16	0.07
Net realized and unrealized gain (loss) on investments	0.01(c)	7.76
Total from investment operations	0.17	7.83

Distributions to shareholders from:
Net investment income	(0.12)	(0.06)
Return of capital	(0.01)	—
Total distributions	(0.13)	(0.06)

Net asset value, end of period	$32.53	$32.49

Net Asset Value, Total Return	0.55%	31.69%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$96,610	$79,285
Ratios to Average Net Assets:
Expenses before fee waiver	0.80%	0.80%(e)
Expenses after fee waiver	0.70%	0.70%(e)
Net investment income (loss)	0.52%	0.27%(e)
Portfolio turnover rate(f)	227%	207%(d)

(a)    For the period December 20, 2023 (commencement of operations) to November 30, 2024.

(b)    Per share amounts calculated using average shares method.

(c)     Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(d)    Not Annualized for periods less than one year.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS November 30, 2025

NOTE 1. ORGANIZATION

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Bancreek International Large Cap ETF

Bancreek U.S. Large Cap ETF

The Bancreek International Large Cap ETF and the Bancreek U.S. Large Cap ETF are each classified as a diversified investment company under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The Bancreek International Large Cap ETF’s investment objective is to seek long-term capital appreciation. The Bancreek U.S. Large Cap ETF’s investment objective is to seek long-term capital appreciation. The Bancreek International Large Cap ETF commenced operations on March 20, 2024 and the Bancreek U.S. Large Cap ETF commenced operations on December 20, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

NOTE 2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of November 30, 2025, for each Fund based upon the three levels defined above:

Bancreek International Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$72,965,648	$—	$—	$72,965,648
Total	$72,965,648	$—	$—	$72,965,648

Bancreek U.S. Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$96,208,156	$—	$—	$96,208,156
Total	$96,208,156	$—	$—	$96,208,156

* See Schedule of Investments for additional detailed categorizations.

(c)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

(e)    Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of November 30, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f)     Distributions to Shareholders

The Bancreek International Large Cap ETF and the Bancreek U.S. Large Cap ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICING AGREEMENTS

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.90% for Bancreek International Large Cap ETF and 0.80% for Bancreek U.S. Large Cap ETF of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Funds (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.80% of the Fund’s average daily net assets through at least March 31, 2026, for Bancreek International Large Cap ETF, and 0.70% of the Fund’s average daily net assets through at least March 31, 2026, for Bancreek U.S. Large Cap ETF, unless earlier terminated by the Board for any reason at any time.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of each Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Bancreek Capital Advisors, LLC (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended November 30, 2025, were as follows:

	Purchases	Sales
Bancreek International Large Cap ETF	$95,057,224	$90,931,695
Bancreek U.S. Large Cap ETF	208,336,428	209,521,499

Purchases and sales of in-kind transactions for the year ended November 30, 2025, were as follows:

	Purchases	Sales
Bancreek International Large Cap ETF	$79,401,394	$35,213,865
Bancreek U.S. Large Cap ETF	124,256,288	102,829,912

NOTE 5. CAPITAL SHARE TRANSACTIONS

Fund Shares are listed and traded on the NYSE Arca, Inc. ( the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

NOTE 6. PRINCIPAL RISKS

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk: Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

Foreign Securities Risk (Bancreek International Large Cap ETF only): Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Exposure to country, region, industry or sector — Subject to each Fund’s investment limitations, a Fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a Fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the Fund than on a fund that is more geographically diversified.

Sector Focus Risk: Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Industrials Sector Risk: Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk: Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of a Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

NOTE 7. FEDERAL INCOME TAX

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended November 30, 2025, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-In Capital	Total Distributable Earnings (Loss)
Bancreek International Large Cap ETF	$1,157,610	$(1,157,610)
Bancreek U.S. Large Cap ETF	4,637,123	(4,637,123)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

The tax character of distributions paid for the years ended November 30, 2025 and November 30, 2024 were as follows:

	November 30, 2025				November 30, 2024
Fund	Ordinary income	Net Long-Term Capital Gains	Return of Capital	Total Distributions	Ordinary income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Bancreek International Large Cap ETF	$230,941	$—	$42,813	$273,754	$13,653	$—	$—	$13,653
Bancreek U.S. Large Cap ETF	391,771	—	29,506	421,277	88,549	—	—	88,549

As of the tax year ended November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized appreciation (depreciation) on Investments	Distributable Earnings (Loss)
Bancreek International Large Cap ETF	$—	$—	$(2,975,389)	$(1,706,288)	$(4,681,677)
Bancreek U.S. Large Cap ETF	—	—	(10,924,872)	6,233,411	(4,691,461)

At November 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized appreciation (depreciation) on Investments
Bancreek International Large Cap ETF	$74,670,255	$1,771,321	$(3,477,609)	$(1,706,288)
Bancreek U.S. Large Cap ETF	89,974,745	8,325,397	(2,091,986)	6,233,411

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. The difference in Unrealized Appreciation (Depreciation), if any, in the table above is due to the foreign cash holdings.

As of the tax period ended November 30, 2025, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term Losses	Long-Term Losses	Total Amount
Bancreek International Large Cap ETF	$2,915,088	$60,301	$2,975,389
Bancreek U.S. Large Cap ETF	10,924,872	—	10,924,872

NOTE 8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2025

impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

NOTE 10. EVENTS SUBSEQUENT TO FISCAL PERIOD END

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM November 30, 2025

To the Shareholders of Bancreek International Large Cap ETF and
Bancreek U.S. Large Cap ETF and Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Exchange Listed Funds Trust, as of November 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Bancreek International Large Cap ETF	For the year ended November 30, 2025	For the year ended November 30, 2025 and for the period March 20, 2024 (commencement of operations) to November 30, 2024
Bancreek U.S. Large Cap ETF	For the year ended November 30, 2025	For the year ended November 30, 2025 and for the period December 20, 2023 (commencement of operations) to November 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 22, 2026

EXCHANGE LISTED FUNDS TRUST NOTICE TO SHAREHOLDERS (Unaudited) November 30, 2025

Tax Information

For the year ended November 30, 2025, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income:

Fund	Qualified Dividend Income
Bancreek International Large Cap ETF	92.10%
Bancreek U.S. Large Cap ETF	100.00%

For the year ended November 30, 2025, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders:

Fund	Corporate Dividend Received Deduction
Bancreek International Large Cap ETF	0.03%
Bancreek U.S. Large Cap ETF	100.00%

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) November 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Continuance of Investment Advisory and Sub-Advisory Agreements with respect to BCUS and BCIL

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Bancreek U.S. Large Cap ETF (“BCUS”) and Bancreek International Large Cap ETF (“BCIL”) (each, a “Fund” and collectively, the “Funds”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•        the sub-advisory agreement between ETC and Bancreek Capital Advisors, LLC (“Bancreek”) pursuant to which Bancreek provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Bancreek are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Funds to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Bancreek and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of ETC’s and Bancreek’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Bancreek. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Bancreek to the Funds; (ii) each Fund’s performance; (iii) ETC’s and Bancreek’s costs of and profits realized from providing advisory and sub-advisory services to the Funds, including any fall-out benefits to ETC and Bancreek or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Funds reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) (Continued) November 30, 2025

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s and Bancreek’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Bancreek, including regular review of Bancreek’s performance and monitoring the purchase and sale of securities by Bancreek; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds; and (ii) subject to the supervision of ETC and oversight of the Board, Bancreek’s responsibilities include developing, implementing, and maintaining the Funds’ investment program; portfolio management; trading portfolio securities and other investment instruments on behalf of the Funds; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; overseeing general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s and Bancreek’s respective registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Bancreek’s investment personnel, the quality of ETC’s and Bancreek’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Bancreek’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC. The Board noted no additional material changes to ETC’s and Bancreek’s staffing, management, or overall condition over the past year.

The Board also considered other services provided to the Funds by ETC, including its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising the Funds’ registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Funds’ shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC and Bancreek.

Performance. The Board reviewed the performance of each of the other Funds in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2025. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

Bancreek U.S. Large Cap ETF (BCUS)

The Board found that BCUS underperformed the Peer Group median and mean for the June 30, 2025 year-to-date and 1-year periods (annualized), however, the returns for each of those periods were positive. The Fund underperformed its benchmark index (S&P 500 Index) for the one-year and since inception periods ended June 30, 2025. The Board concluded that the Fund’s performance was acceptable, recognizing the performance period was relatively short for a meaningful evaluation of performance.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) (Continued) November 30, 2025

Bancreek International Large Cap ETF (BCIL)

The Board found that BCIL outperformed the Peer Group median and mean for the June 30, 2025 year-to-date and 1-year periods (annualized) and the returns for each of those periods were positive. The Fund outperformed its benchmark index (MSCI World ex USA Index) for the one-year and since inception periods ended June 30, 2025. The Board observed that the Fund generally outperformed its category average. The Board concluded that the Fund’s performance was acceptable, recognizing the performance period was relatively short for a meaningful evaluation of performance.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC and the sub-advisory fees paid by ETC to Bancreek under the Agreements. The Board reviewed a report prepared by ISS comparing each Fund’s advisory fee to those paid by a group of peer funds. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that the advisory fee for each of BCUS and BCIL was higher than the median of advisory fees paid by its peer funds, but within the range of fees paid by peers. The Board also considered that the Funds are subject to the Trust’s Expense Limitation Agreement limiting the operating expenses of BCUS and BCIL to 0.70% and 0.80%, respectively, of its average net assets through March 31, 2026.

The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest, which was determined to be relevant in comparison to other funds in the peer group.

The Board noted that, under the Agreements, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while Bancreek has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered that the sub-advisory fee is paid by ETC, not the Funds, and that the fee reflects an arm’s length negotiation between ETC and Bancreek. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Bancreek given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Bancreek in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Bancreek from its relationship with the Funds, and reviewed profitability information from ETC and Bancreek with respect to the Funds. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits.  The Board considered other direct and indirect benefits that could be realized by ETC and Bancreek from their respective relationships with the Funds. The Board considered that ETC and Bancreek do not utilize soft dollars with respect to the Funds. The Board considered that ETC and Bancreek receive some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified.

The Board concluded that the additional benefits ETC and Bancreek receive from their respective relationships with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:
Bancreek Capital Advisors, LLC
401 Wilshire Boulevard, Suite 1200
Santa Monica, California 90401

Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   833-442-3223

•   https://bancreeketfs.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: January 27, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: January 27, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: January 27, 2026	Principal Financial Officer/Treasurer